Cash flow statement supplementary information	12 Months Ended
Dec. 31, 2019
Cash flow statement supplementary information [Abstract]
Disclosure of cash flow statement supplementary information [Text block]

23Cash flow statement supplementary information

Cash paid for leases

In 2019, gross lease payments of EUR 281 million included interest of EUR 26 million.

Net cash used for derivatives and current financial assets

In 2019, a total of EUR 166 million cash was paid with respect to foreign exchange derivative contracts related to activities for liquidity management and funding (2018: EUR 177 million outflow; 2017: EUR 295 million outflow).

Purchase and proceeds from non-current financial assets

In 2019, the net cash inflow of EUR 99 million was mainly due to the sale of the company’s investment in Corindus Vascular Robotics and other stakes, partly offset by an outflow due to capital contributions into investment funds.

In 2018, the net cash inflow of EUR 43 million was mainly due to inflows from the repayment of loans receivable, the sale of stakes and capital distributions from investment funds, partly offset by an outflow due to capital contributions into investment funds.

In 2017, the net cash outflow of EUR 36 million was mainly due to capital contributions in Gilde and Abraaj Growth Markets Fund and the acquisition of other stakes.

Reconciliation of liabilities arising from financing activities

In the 2019 opening balance sheet, EUR 803 million of lease liabilities were recognized due to the implementation of IFRS 16. For further details, please refer to Significant accounting policies

Philips Group

Reconciliation of liabilities arising from financing activities

in millions of EUR

2018 - 2019

	Balance as of Dec. 31, 2018	Cash flow	Currency effects and consolidation changes	Other1)	Balance as of Dec. 31, 2019
Long term debt2)	4,657	86	37	575	5,355
USD bonds	1,303		25		1,328
EUR bonds	1,988	244		2	2,234
Bank borrowings	211	(5)			206
Other long-term debt	18	(1)			17
Leases	330	(152)	12	132	322
IFRS 16 new lease recognition				1,059	1,059
Forward contracts3)	807			(618)	188
Short term debt2)	164	23	(7)	(88)	92
Short-term bank borrowings	76	23	(7)		92
Other short-term loans
Forward contracts3)	88			(88)
Equity	(1,293)	(1,774)		2,677	(390)
Dividend payable		(456)		456
Forward contracts3)	(894)			706	(188)
Treasury shares	(399)	(1,318)		1,516	(201)
Total		(1,665)
1)Besides non-cash, other includes interest paid on leases, which is part of cash flows from operating activities
2)Long-term debt includes the current portion of long-term debt, and short-term debt excludes the current portion of long-term debt.
3)The forward contracts are related to the share buyback program and LTI plans

Philips Group

Reconciliation of liabilities arising from financing activities

in millions of EUR

2017 - 2018

	Balance as of Dec. 31, 2017	Cash flow	Currency effects and consolidation changes	Other1)	Balance as of Dec. 31, 2018
Long term debt2)	4,595	126	45	(109)	4,657
USD bonds	2,137	(866)	31	-	1,303
EUR bonds	997	990		1	1,988
Bank borrowings	190	21	-	-	211
Other long-term debt	20	(1)	-	-	18
Finance leases	281	(18)	13	53	330
Forward contracts3)	970			(163)	807
Short term debt2)	120	34	(29)	39	164
Short-term bank borrowings	71	34	(29)		76
Other short-term loans
Forward contracts3)	49			39	88
Equity	(1,500)	(1,351)		1,558	(1,293)
Dividend payable		(404)		404
Forward contracts3)	(1,018)			124	(894)
Treasury shares	(481)	(948)		1,030	(399)
Total		(1,192)
1)Besides non-cash, other includes interest paid on finance leases, which is part of cash flows from operating activities
2)Long-term debt includes the current portion of long-term debt, and short-term debt excludes the current portion of long-term debt.
3)The forward contracts are related to the share buyback program and LTI plans